Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net income	$ 2,795	$ 2,871	$ 1,110
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,046	1,047	1,082
Amortization	271	288	294
Gain on disposal of property, plant and equipment		(718)	(98)
Gain on disposal of intangible assets	(79)	(519)
Write-down of inventories	156	30	687
Write off of property, plant and equipment	2		192
Gain from deregistration of subsidiaries	22
Change in cash surrender value of life insurance contract	(4)	(4)	(5)
Change in fair value of financial instruments	61	(46)	(132)
Dividend income from financial instruments at fair value	(1)
Gain from sale of financial instruments at fair value	(3)
Compensation expense for stock options granted		801
Changes in assets and liabilities:
Trade receivables	(254)	393	1,174
Other receivables, deposits and prepayments	(209)	336	380
Repayment from affiliated party			166
Inventories	649	1,268	3,737
Income tax recoverable		39
Accounts payable	(1,318)	(2,290)	(5,622)
Accrued charges and deposits	(136)	36	520
Payable to affiliated parties	(25)	13	56
Income tax liabilities	216	310	(894)
Net cash provided by operating activities	3,145	3,855	2,647
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment		805	314
Acquisition of property, plant and equipment	(289)	(823)	(1,105)
Proceeds from disposal of intangible assets	120	342
Acquisition of financial instruments at fair value	(163)	(134)	(390)
Payments made upon expiry of forward contracts	(225)
Proceeds from sale of financial instruments at fair value	146	391
Dividends received from financial instruments at fair value	1
Proceeds from maturity of fixed deposits			1,049
Net cash (used in) / generated from investing activities	(410)	581	(132)
Cash flows from financing activities
Capital lease payments	(49)	(31)	(24)
Advance from notes payable	1,721	4,370	6,275
Repayment of notes payable	(2,820)	(4,963)	(6,972)
Repayment of bank overdrafts			(630)
Advance from bank loans			2,927
Repayment of bank loans	(363)	(2,870)	(1,871)
Advance from affiliated party			538
Payment to affiliated party	(135)	(134)	(67)
Stock repurchase	(368)	(99)
Net cash generated from / (used in) financing activities	(2,014)	(3,727)	176
Net increase in cash and cash equivalents	721	709	2,691
Effect of exchange rate changes on cash and cash equivalents	(523)	(189)	220
Cash and cash equivalents, beginning of year	3,547	3,027	116
Cash and cash equivalents, end of year	3,745	3,547	3,027
Cash paid during the year for:
Interest	37	113	273
Income tax	360		13
Income tax refund received		39	165
Non-cash investing activities:
Property plant and equipment acquired under capital lease		116
Non-cash financing activities:
Compensation expense for stock options granted		$ 801